N-2	Feb. 08, 2023 USD ($)
Cover [Abstract]
Entity Central Index Key	0001414932
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	OAKTREE SPECIALTY LENDING CORPORATION
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder transaction expenses:

Sales load (as a percentage of offering price)	1.50%(1)

Offering expenses (as a percentage of offering price)	0.32%(2)

Dividend reinvestment plan expenses	Up to $15(3)

Total stockholder transaction expenses (as a percentage of offering price)	1.82%

Annual expenses (as a percentage of net assets attributable to common stock):

Management fees	3.29%(4)

Incentive fees (17.5%)	2.56%(5)

Interest payments on borrowed funds (including other costs of servicing and offering debt securities)	7.55%(6)

Other expenses	0.90%(7)

Acquired fund fees and expenses	1.80%(8)

Total annual expenses	16.10%(9)

(1)
Amount reflects the maximum commission that we will pay to the Sales Agents in connection with sales of shares of our common stock effected by the Sales Agents in this offering. There is no guarantee that we will sell any shares of our common stock pursuant to this prospectus supplement and the accompanying prospectus.

(2)	Amount reflects estimated offering expenses of approximately $0.4 million and assumes we sell $125,000,000 of common stock under the Equity Distribution Agreement.
(3)
The expenses of administering our dividend reinvestment plan are included in “Other expenses.” The plan administrator’s fees under the plan are paid by us. If a participant elects by notice to the plan administrator in advance of termination to have the plan administrator sell part or all of the shares held by the plan administrator in the participant’s account and remit the proceeds to the participant, the plan administrator is authorized to deduct a transaction fee of up to $15 plus a $0.10 per share fee from the proceeds.

Sales Load [Percent]	1.50%	[1]
Dividend Reinvestment and Cash Purchase Fees	$ 15	[2]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.32%	[3]
Other Transaction Expenses [Percent]	1.82%
Annual Expenses [Table Text Block]

Stockholder transaction expenses:

Sales load (as a percentage of offering price)	1.50%(1)

Offering expenses (as a percentage of offering price)	0.32%(2)

Dividend reinvestment plan expenses	Up to $15(3)

Total stockholder transaction expenses (as a percentage of offering price)	1.82%

Annual expenses (as a percentage of net assets attributable to common stock):

Management fees	3.29%(4)

Incentive fees (17.5%)	2.56%(5)

Interest payments on borrowed funds (including other costs of servicing and offering debt securities)	7.55%(6)

Other expenses	0.90%(7)

Acquired fund fees and expenses	1.80%(8)

Total annual expenses	16.10%(9)

(4)
Under the Investment Advisory Agreement, the base management fee is calculated at an annual rate of 1.50% of our total gross assets at the end of each quarter, including any investments made with borrowings, but excluding cash and cash equivalents; provided, however, the base management fee will be calculated at an annual rate of 1.00% of the value of our total gross assets, including any investments made with borrowings, but excluding cash and cash equivalents, that exceeds the product of (i) 200% (calculated in accordance with the Investment Company Act and giving effect to exemptive relief we have received with respect to debentures issued by a small business investment company subsidiary) and (ii) our net assets. For purposes of this table, we have assumed $2.7 billion of total gross assets (excluding cash and cash equivalents), which was the actual amount of our total gross assets as of December 31, 2022. In connection with the OCSI Merger, Oaktree waived an aggregate of $6.0 million of base management fees otherwise payable to Oaktree in the two years following the closing of the OCSI Merger on March 19, 2021 at a rate of $750,000 per quarter (with such amount appropriately prorated for any partial quarter). In addition, in connection with the OSI2 Merger, Oaktree waived $9.0 million of base management fees payable to it as follows: $6.0 million at a rate of $1.5 million per quarter (with such amount appropriately prorated for any partial quarter) in the first year following closing of the OSI2 Merger and $3.0 million at a rate of $750,000 per quarter (with such amount appropriately prorated for any partial quarter) in the second year following closing of the OSI2 Merger. The management fee reference in the table above does not give effect to these voluntary, irrevocable waivers. The base management fee net of such waiver would be 2.76% of net assets attributable to common stock. See “Item 1. Business – Investment Advisory Agreement – Management and Incentive Fee” in our most recent Annual Report on Form 10‑K and incorporated by reference herein.

(5)
The incentive fee consists of two parts. Under the Investment Advisory Agreement, the incentive fee on income is calculated and payable quarterly in arrears based upon our pre‑incentive fee net investment income for the immediately preceding quarter. The payment of the incentive fee on income is subject to payment of a preferred return to investors each quarter (i.e., a “hurdle rate”), expressed as a rate of return on the value of our net assets at the end of the most recently completed quarter, of 1.50%, subject to a “catch up” feature. In addition, pre‑incentive fee net investment income does not include any amortization or accretion of any purchase premium or purchase discount to interest income resulting solely from merger-related accounting adjustments in connection with the assets acquired in the OCSI Merger or in the OSI2 Merger, in each case including any premium or discount paid for the acquisition of such assets, solely to the extent that the inclusion of such merger-related accounting adjustments, in the aggregate, would result in an increase in pre‑incentive fee net investment income. See “Item 1. Business – Investment Advisory Agreement – Management and Incentive Fee” in our most recent Annual Report on Form 10‑K and incorporated by reference herein.

Under the Investment Advisory Agreement, the second part of the incentive fee (the “capital gains incentive fee”) is determined and payable in arrears as of the end of each fiscal year (or upon termination of the Investment Advisory Agreement, as of the termination date) commencing with the fiscal year ended September 30, 2019 and equals 17.5% of our realized capital gains, if any, on a cumulative basis from the beginning of the fiscal year ended September 30, 2019 through the end of each fiscal year, computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of any previously paid capital gains incentive fees under the Investment Advisory Agreement. Any realized capital gains or losses and unrealized capital depreciation with respect to our portfolio as of the end of the fiscal year ended September 30, 2018 are excluded from the calculations of the second part of the incentive fee. In addition, the calculation of realized capital gains, realized capital losses and unrealized capital depreciation does (1) not include any such amounts resulting solely from merger-related accounting adjustments in connection with the assets acquired in the OCSI Merger or in the OSI2 Merger, in each case including any premium or discount paid for the acquisition of such assets, solely to the extent that the inclusion of such merger-related accounting adjustments, in the aggregate, would result in an increase in the capital gains incentive fee, (2) include any such amounts associated with the investments acquired in the OCSI Merger for the period from October 1, 2018 to the date of closing of the OCSI Merger, solely to the extent that the exclusion of such amounts, in the aggregate, would result in an increase in the capital gains incentive fee and (3) include any such amounts associated with the investments acquired in the OSI2 Merger for the period from August 6, 2018 to the date of closing of the OSI2 Merger, solely to the extent that the exclusion of such amounts, in the aggregate, would result in an increase in the capital gains incentive fee. See “Item 1. Business – Investment Advisory Agreement – Management and Incentive Fee” in our most recent Annual Report on Form 10‑K and incorporated by reference herein.
The incentive fee referenced in the table above is based on annualized actual amounts of the incentive fee on income incurred during the three months ended December 31, 2022 annualized for a full year, and the capital gains incentive fee payable under the Investment Advisory Agreement as of September 30, 2022, the last date prior to the date of this prospectus supplement on which such fee was payable under the terms of the Investment Advisory Agreement.
(6)
“Interest payments on borrowed funds (including other costs of servicing and offering debt securities)” is calculated as (1) the weighted average interest rate in effect as of December 31, 2022 multiplied by the actual principal debt outstanding as of December 31, 2022 of $1,510.0 million plus (2) unused fees and the expected amortization of deferred financing costs and discounts based on the unamortized financing costs and discounts as of December 31, 2022. The weighted average interest rate for our borrowings as of December 31, 2022 was 5.6% (exclusive of deferred financing costs and inclusive of the impact of an interest rate swap designated as a hedging instrument). The amount of leverage that we employ at any particular time will depend on, among other things, our Board of Directors’ assessment of market and other factors at the time of any proposed borrowing.

(7)
“Other expenses” are based on estimated amounts for the current fiscal year. These expenses include certain expenses allocated to us under the Investment Advisory Agreement, including travel expenses incurred by our Adviser’s personnel in connection with investigating and monitoring our investments, such as investment due diligence.

(8)
Our stockholders indirectly bear the expenses of underlying funds or other investment vehicles that would be an investment company under section 3(a) of the Investment Company Act but for the exceptions to that definition provided for in sections 3(c)(1) and 3(c)(7) of the Investment Company Act in which we invest. This amount includes the annual expenses of SLF JV I and the Glick JV, which we refer to collectively as the “JVs”. There are no fees paid by the JVs to our Adviser. See Note 3 to our Consolidated Financial Statements in our Quarterly Report on Form 10‑Q for the quarter ended December 31, 2022 incorporated by reference herein for more information on the JVs. The annual expenses of the JVs include interest payments on the subordinated notes held by our joint venture partners, which represented 10.5% of such expenses, and exclude interest payments on the subordinated notes held by us.

(9)
“Total annual expenses” is presented as a percentage of net assets attributable to common stockholders because our common stockholders bear all of our fees and expenses and includes all fees and expenses of our consolidated subsidiaries. “Total annual expenses” does not reflect any potential provision (benefit) for income taxes because of the uncertainties associated with determining such amounts in future periods.

Management Fees [Percent]	3.29%	[4]
Interest Expenses on Borrowings [Percent]	7.55%	[5]
Incentive Fees [Percent]	2.56%	[6]
Acquired Fund Fees and Expenses [Percent]	1.80%	[7]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.90%	[8]
Total Annual Expenses [Percent]	16.10%	[9]
Expense Example [Table Text Block]
Example
The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in our common stock assuming that we hold no cash or liabilities other than debt. In calculating the following expense amounts, we have assumed that our annual operating expenses remain at the levels set forth in the table above. These amounts assume (1) a 1.50% sales load (Sales Agents discounts and commissions) and (2) offering expenses totaling 0.32%.

An investor would pay the following expenses on a $1,000 investment	1 Year	3 Years	5 Years	10 Years
Assuming a 5% annual return (assumes no return from net realized capital gains)	$130	$373	$597	$1,079
Assuming a 5% annual return (assumes return entirely from realized capital gains)	$138	$394	$626	$1,112

Purpose of Fee Table , Note [Text Block]	The following table is intended to assist you in understanding the costs and expenses that an investor in shares of our common stock will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. Except where the context suggests otherwise, whenever this prospectus supplement contains a reference to fees or expenses paid by “you” or “us”, or that “we” will pay fees or expenses, our common stockholders will indirectly bear such fees or expenses. Such expenses also include those of our consolidated subsidiaries.
Basis of Transaction Fees, Note [Text Block]	as a percentage of offering price
Other Expenses, Note [Text Block]	“Other expenses” are based on estimated amounts for the current fiscal year. These expenses include certain expenses allocated to us under the Investment Advisory Agreement, including travel expenses incurred by our Adviser’s personnel in connection with investigating and monitoring our investments, such as investment due diligence.
Management Fee not based on Net Assets, Note [Text Block]	Under the Investment Advisory Agreement, the base management fee is calculated at an annual rate of 1.50% of our total gross assets at the end of each quarter, including any investments made with borrowings, but excluding cash and cash equivalents; provided, however, the base management fee will be calculated at an annual rate of 1.00% of the value of our total gross assets, including any investments made with borrowings, but excluding cash and cash equivalents, that exceeds the product of (i) 200% (calculated in accordance with the Investment Company Act and giving effect to exemptive relief we have received with respect to debentures issued by a small business investment company subsidiary) and (ii) our net assets. For purposes of this table, we have assumed $2.7 billion of total gross assets (excluding cash and cash equivalents), which was the actual amount of our total gross assets as of December 31, 2022. In connection with the OCSI Merger, Oaktree waived an aggregate of $6.0 million of base management fees otherwise payable to Oaktree in the two years following the closing of the OCSI Merger on March 19, 2021 at a rate of $750,000 per quarter (with such amount appropriately prorated for any partial quarter). In addition, in connection with the OSI2 Merger, Oaktree waived $9.0 million of base management fees payable to it as follows: $6.0 million at a rate of $1.5 million per quarter (with such amount appropriately prorated for any partial quarter) in the first year following closing of the OSI2 Merger and $3.0 million at a rate of $750,000 per quarter (with such amount appropriately prorated for any partial quarter) in the second year following closing of the OSI2 Merger. The management fee reference in the table above does not give effect to these voluntary, irrevocable waivers. The base management fee net of such waiver would be 2.76% of net assets attributable to common stock. See “Item 1. Business – Investment Advisory Agreement – Management and Incentive Fee” in our most recent Annual Report on Form 10‑K and incorporated by reference herein.
Acquired Fund Fees and Expenses, Note [Text Block]	Our stockholders indirectly bear the expenses of underlying funds or other investment vehicles that would be an investment company under section 3(a) of the Investment Company Act but for the exceptions to that definition provided for in sections 3(c)(1) and 3(c)(7) of the Investment Company Act in which we invest. This amount includes the annual expenses of SLF JV I and the Glick JV, which we refer to collectively as the “JVs”. There are no fees paid by the JVs to our Adviser. See Note 3 to our Consolidated Financial Statements in our Quarterly Report on Form 10‑Q for the quarter ended December 31, 2022 incorporated by reference herein for more information on the JVs. The annual expenses of the JVs include interest payments on the subordinated notes held by our joint venture partners, which represented 10.5% of such expenses, and exclude interest payments on the subordinated notes held by us.
Acquired Fund Total Annual Expenses, Note [Text Block]	“Total annual expenses” is presented as a percentage of net assets attributable to common stockholders because our common stockholders bear all of our fees and expenses and includes all fees and expenses of our consolidated subsidiaries. “Total annual expenses” does not reflect any potential provision (benefit) for income taxes because of the uncertainties associated with determining such amounts in future periods.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	Our investment objective is to generate current income and capital appreciation by providing companies with flexible and innovative financing solutions, including first and second lien loans, unsecured and mezzanine loans, bonds, preferred equity and certain equity co‑investments.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Title [Text Block]
CAPITALIZATION
The following table sets forth our capitalization as of December 31, 2022. Share and per share amounts have been retrospectively adjusted to give effect to the 1‑for‑3 reverse stock split completed on January 20, 2023 and effective at the commencement of trading on January 23, 2023.

As of December 31, 2022 (amounts in thousands)

Actual

Assets:

Cash, cash equivalents and restricted cash	$19,245

Total investments at fair value	2,642,870

Other assets	105,145

Total assets	$2,767,260

Liabilities:

Debt	$1,463,624

Other liabilities	101,647

Total liabilities	$1,565,271

Net assets:

Common stock, $0.01 par value per share, 250,000 shares authorized; 61,220 shares issued and outstanding as of December 31, 2022	612

Additional paid‑in‑capital	1,829,653

Accumulated overdistributed earnings	(628,276)

Total net assets	1,201,989

Net asset value per common share	$19.63

Total Capitalization	$2,767,260

Risk Factors [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Risk Factors
An investment in our common stock is subject to risks and involves a heightened risk of total loss of investment. In addition, the companies in which we invest are subject to special risks. See “Risk Factors” in our most recent Annual Report on Form 10‑K, incorporated by reference herein, in the accompanying prospectus, and under similar headings in the documents that we file with the SEC to read about factors you should consider, including the risks of leverage, before investing in our common stock.

assumes no return from net realized capital gains [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 130
Expense Example, Years 1 to 3	373
Expense Example, Years 1 to 5	597
Expense Example, Years 1 to 10	1,079
assumes return entirely from realized capital gains [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	138
Expense Example, Years 1 to 3	394
Expense Example, Years 1 to 5	626
Expense Example, Years 1 to 10	$ 1,112

[1]	Amount reflects the maximum commission that we will pay to the Sales Agents in connection with sales of shares of our common stock effected by the Sales Agents in this offering. There is no guarantee that we will sell any shares of our common stock pursuant to this prospectus supplement and the accompanying prospectus.
[2]	The expenses of administering our dividend reinvestment plan are included in “Other expenses.” The plan administrator’s fees under the plan are paid by us. If a participant elects by notice to the plan administrator in advance of termination to have the plan administrator sell part or all of the shares held by the plan administrator in the participant’s account and remit the proceeds to the participant, the plan administrator is authorized to deduct a transaction fee of up to $15 plus a $0.10 per share fee from the proceeds.
[3]	Amount reflects estimated offering expenses of approximately $0.4 million and assumes we sell $125,000,000 of common stock under the Equity Distribution Agreement.
[4]	Under the Investment Advisory Agreement, the base management fee is calculated at an annual rate of 1.50% of our total gross assets at the end of each quarter, including any investments made with borrowings, but excluding cash and cash equivalents; provided, however, the base management fee will be calculated at an annual rate of 1.00% of the value of our total gross assets, including any investments made with borrowings, but excluding cash and cash equivalents, that exceeds the product of (i) 200% (calculated in accordance with the Investment Company Act and giving effect to exemptive relief we have received with respect to debentures issued by a small business investment company subsidiary) and (ii) our net assets. For purposes of this table, we have assumed $2.7 billion of total gross assets (excluding cash and cash equivalents), which was the actual amount of our total gross assets as of December 31, 2022. In connection with the OCSI Merger, Oaktree waived an aggregate of $6.0 million of base management fees otherwise payable to Oaktree in the two years following the closing of the OCSI Merger on March 19, 2021 at a rate of $750,000 per quarter (with such amount appropriately prorated for any partial quarter). In addition, in connection with the OSI2 Merger, Oaktree waived $9.0 million of base management fees payable to it as follows: $6.0 million at a rate of $1.5 million per quarter (with such amount appropriately prorated for any partial quarter) in the first year following closing of the OSI2 Merger and $3.0 million at a rate of $750,000 per quarter (with such amount appropriately prorated for any partial quarter) in the second year following closing of the OSI2 Merger. The management fee reference in the table above does not give effect to these voluntary, irrevocable waivers. The base management fee net of such waiver would be 2.76% of net assets attributable to common stock. See “Item 1. Business – Investment Advisory Agreement – Management and Incentive Fee” in our most recent Annual Report on Form 10‑K and incorporated by reference herein.
[5]	“Interest payments on borrowed funds (including other costs of servicing and offering debt securities)” is calculated as (1) the weighted average interest rate in effect as of December 31, 2022 multiplied by the actual principal debt outstanding as of December 31, 2022 of $1,510.0 million plus (2) unused fees and the expected amortization of deferred financing costs and discounts based on the unamortized financing costs and discounts as of December 31, 2022. The weighted average interest rate for our borrowings as of December 31, 2022 was 5.6% (exclusive of deferred financing costs and inclusive of the impact of an interest rate swap designated as a hedging instrument). The amount of leverage that we employ at any particular time will depend on, among other things, our Board of Directors’ assessment of market and other factors at the time of any proposed borrowing.
[6]	The incentive fee consists of two parts. Under the Investment Advisory Agreement, the incentive fee on income is calculated and payable quarterly in arrears based upon our pre-incentive fee net investment income for the immediately preceding quarter. The payment of the incentive fee on income is subject to payment of a preferred return to investors each quarter (i.e., a “hurdle rate”), expressed as a rate of return on the value of our net assets at the end of the most recently completed quarter, of 1.50%, subject to a “catch up” feature. In addition, pre-incentive fee net investment income does not include any amortization or accretion of any purchase premium or purchase discount to interest income resulting solely from merger-related accounting adjustments in connection with the assets acquired in the OCSI Merger or in the OSI2 Merger, in each case including any premium or discount paid for the acquisition of such assets, solely to the extent that the inclusion of such merger-related accounting adjustments, in the aggregate, would result in an increase in pre-incentive fee net investment income. See “Item 1. Business – Investment Advisory Agreement – Management and Incentive Fee” in our most recent Annual Report on Form 10-K and incorporated by reference herein. Under the Investment Advisory Agreement, the second part of the incentive fee (the “capital gains incentive fee”) is determined and payable in arrears as of the end of each fiscal year (or upon termination of the Investment Advisory Agreement, as of the termination date) commencing with the fiscal year ended September 30, 2019 and equals 17.5% of our realized capital gains, if any, on a cumulative basis from the beginning of the fiscal year ended September 30, 2019 through the end of each fiscal year, computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of any previously paid capital gains incentive fees under the Investment Advisory Agreement. Any realized capital gains or losses and unrealized capital depreciation with respect to our portfolio as of the end of the fiscal year ended September 30, 2018 are excluded from the calculations of the second part of the incentive fee. In addition, the calculation of realized capital gains, realized capital losses and unrealized capital depreciation does (1) not include any such amounts resulting solely from merger-related accounting adjustments in connection with the assets acquired in the OCSI Merger or in the OSI2 Merger, in each case including any premium or discount paid for the acquisition of such assets, solely to the extent that the inclusion of such merger-related accounting adjustments, in the aggregate, would result in an increase in the capital gains incentive fee, (2) include any such amounts associated with the investments acquired in the OCSI Merger for the period from October 1, 2018 to the date of closing of the OCSI Merger, solely to the extent that the exclusion of such amounts, in the aggregate, would result in an increase in the capital gains incentive fee and (3) include any such amounts associated with the investments acquired in the OSI2 Merger for the period from August 6, 2018 to the date of closing of the OSI2 Merger, solely to the extent that the exclusion of such amounts, in the aggregate, would result in an increase in the capital gains incentive fee. See “Item 1. Business – Investment Advisory Agreement – Management and Incentive Fee” in our most recent Annual Report on Form 10-K and incorporated by reference herein. The incentive fee referenced in the table above is based on annualized actual amounts of the incentive fee on income incurred during the three months ended December 31, 2022 annualized for a full year, and the capital gains incentive fee payable under the Investment Advisory Agreement as of September 30, 2022, the last date prior to the date of this prospectus supplement on which such fee was payable under the terms of the Investment Advisory Agreement.
[7]	Our stockholders indirectly bear the expenses of underlying funds or other investment vehicles that would be an investment company under section 3(a) of the Investment Company Act but for the exceptions to that definition provided for in sections 3(c)(1) and 3(c)(7) of the Investment Company Act in which we invest. This amount includes the annual expenses of SLF JV I and the Glick JV, which we refer to collectively as the “JVs”. There are no fees paid by the JVs to our Adviser. See Note 3 to our Consolidated Financial Statements in our Quarterly Report on Form 10‑Q for the quarter ended December 31, 2022 incorporated by reference herein for more information on the JVs. The annual expenses of the JVs include interest payments on the subordinated notes held by our joint venture partners, which represented 10.5% of such expenses, and exclude interest payments on the subordinated notes held by us.
[8]	“Other expenses” are based on estimated amounts for the current fiscal year. These expenses include certain expenses allocated to us under the Investment Advisory Agreement, including travel expenses incurred by our Adviser’s personnel in connection with investigating and monitoring our investments, such as investment due diligence.
[9]	“Total annual expenses” is presented as a percentage of net assets attributable to common stockholders because our common stockholders bear all of our fees and expenses and includes all fees and expenses of our consolidated subsidiaries. “Total annual expenses” does not reflect any potential provision (benefit) for income taxes because of the uncertainties associated with determining such amounts in future periods.